Property, Plant and Equipment, Net - Summary of Property Plant and Equipment, Net (Detail) $ in Millions, $ in Millions	Dec. 31, 2025 CAD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	$ 1,029.9	$ 2,413.4	$ 1,662.7
Freehold land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	4.7		7.1
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	361.5		53.6
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	475.1		765.2
Computer hardware [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	4.7		5.8
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	3.8		6.4
Property under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	$ 180.1		$ 824.6